ARTIO GLOBAL FUNDS

Supplement dated June 26, 2012 to the
Prospectus dated March 1, 2012

Artio U.S. Smallcap Fund
Artio U.S. Midcap Fund

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

In the section entitled “Fees and Expenses of the Fund” beginning on page 60, the Annual Fund Operating Expenses table for the Artio U.S. Smallcap Fund is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I

Management Fees	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.23%	0.65%
Total Annual Fund Operating Expenses(1)	1.43%	1.60%
Fee Waiver/Expense Reimbursement	(0.08)%	(0.55)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (2)	1.35%	1.05%

(1)

Restated to reflect current expense. Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

(2)

The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the “Expense Limitation”). Effective June 29, 2012, net operating expenses of the Fund, based on the average daily net assets are limited to 1.35% for Class A shares and 1.05% for Class I shares. Prior to June 29, 2012, operating expenses of the Fund were limited to 1.50% for Class A shares and 1.20% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

In the section entitled “Expense Example” beginning on page 61, the table for the Artio U.S. Smallcap Fund is replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$137	$445	$774	$1,706
Class I	$107	$451	$819	$1,854

In the section entitled “Fees and Expenses of the Fund” beginning on page 67, the Annual Fund Operating Expenses table for the Artio U.S. Midcap Fund is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I

Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	1.60%	1.57%
Total Annual Fund Operating Expenses(1)	2.65%	2.37%
Fee Waiver/Expense Reimbursement	(1.35)%	(1.37)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (2)	1.30%	1.00%

(1)

Restated to reflect current expenses. Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

(2)

The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the “Expense Limitation”). Effective June 29, 2012, net operating expenses of the Fund, based on the average daily net assets are limited to 1.30% for Class A shares and 1.00% for Class I shares. Prior to June 29, 2012, operating expenses of the Fund were limited to 1.35% for Class A shares and 1.05% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

In the section entitled “Expense Example” beginning on page 67, the table for the Artio U.S. Midcap Fund is replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$132	$695	$1,284	$2,883
Class I	$102	$608	$1,141	$2,601

In the sub-section entitled “Investment Adviser” within the section entitled “Fund Management” beginning on page 152, the ninth and tenth paragraphs are replaced with the following:

Under the advisory agreement for the US Smallcap Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.95% of the average daily net assets of the Fund. Effective June 29, 2012, the Adviser has agreed to reimburse the US Smallcap Fund for expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annualized expense ratio of 1.35% and 1.05% of the average daily net assets of the Class A shares and Class I shares, respectively. Prior to June 29, 2012, the Adviser had agreed to reimburse the U.S. Smallcap Fund for expenses that exceeded the annualized expense ratio of 1.50% and 1.20% of the average daily net assets of Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation of the US Smallcap Fund.

Under the advisory agreement for the US Midcap Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.80% of the average daily net assets of the Fund. Effective June 29, 2012, the Adviser has agreed to reimburse the US Midcap Fund, for expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annualized expense ratio of 1.30% and 1.00% of the average daily net assets of the Class A shares and Class I shares, respectively. Prior to June 29, 2012, the Adviser had agreed to reimburse the U.S. Midcap Fund for expenses that exceeded the annualized expense ratio of 1.35% and 1.05% of the average daily net assets of Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to “Fees and Expenses of the Fund” in the “Fund Summaries” section of this Prospectus for more information regarding the Expense Limitation of the US Midcap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

ARTIO GLOBAL FUNDS

Supplement dated June 26, 2012 to the
Statement of Additional Information dated March 1, 2012

Artio U.S. Smallcap Fund
Artio U.S. Midcap Fund

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (the “SAI”) and should be retained and read in conjunction with the SAI.

In the sub-section entitled “Expense Limitation Agreements” within the section entitled “Investment Advisory and Other Services” on page 63, the following replaces the existing table with regard to Artio U.S. Smallcap Fund and Artio U.S. Midcap Fund:

	Class A	Class I

US Smallcap Fund†	1.35%	1.05%
US Midcap Fund††	1.30%	1.00%

†	Prior to June 29, 2012, total annual operating expenses of the Fund were limited to 1.50% for Class A shares and 1.20% for Class I shares.
††	Prior to June 29, 2012, total annual operating expenses of the Fund were limited to 1.35% for Class A shares and 1.05% for Class I shares